Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.17% Shares Fair Value
Argentina — 1.72%
Consumer Discretionary — 1.72%
MercadoLibre , Inc.
(a)
3 $ 2,792
Total   Argentina 2,792
Australia — 1.88%
Health Care — 1.12%
CSL Ltd. 9 1,833
Technology — 0.76%
XERO LTD
(a)
26 1,247
Total   Australia 3,080
Canada — 0.85%
Technology — 0.85%
Shopify, Inc., Class A
(a)
34 1,390
Total   Canada 1,390
China — 4.26%
Communications — 1.78%
NetEase , Inc. - ADR 19 1,351
Tencent Holdings Ltd. - ADR 41 1,549
2,900
Consumer Discretionary — 2.48%
Alibaba Group Holding Ltd. - ADR
(a)
17 1,489
JD.com, Inc. - ADR 26 1,487
Meituan - ADR
(a)
25 1,077
4,053
Total   China 6,953
Denmark — 3.62%
Energy — 1.05%
Vestas Wind Systems A/S 68 1,708
Health Care — 2.57%
Coloplast A/S - ADR 51 600
Novo Nordisk A/S, Class B 29 3,588
4,188
Total   Denmark 5,896
France — 15.73%
Consumer Discretionary — 5.90%
Cia Generale de Establissements Michelin SCA 51 1,420
Hermes International SA 4 6,429

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
France — 15.73% - continued
Consumer Discretionary — 5.90% - continued
Kering SA 3 $ 1,773
9,622
Consumer Staples — 1.37%
L'Oreal SA 6 2,218
Financials — 2.00%
BNP Paribas SA 25 1,392
Credit Agricole SA 116 1,161
Societe Generale SA 29 725
3,278
Health Care — 0.99%
Sanofi 18 1,622
Industrials — 1.73%
Aeroports de Paris
(a)
14 2,141
Vinci SA - ADR 27 682
2,823
Materials — 1.70%
Cie de Saint-Gobain 61 2,780
Technology — 2.04%
Dassault Systems SE 65 2,375
Teleperformance 2 449
Worldline SA/France
(a)
10 468
3,292
Total   France 25,635
Germany — 6.80%
Consumer Staples — 1.26%
Beiersdorf AG 19 2,058
Financials — 1.68%
Deutsche Boerse AG 15 2,749
Industrials — 3.26%
Deutsche Post AG 69 2,719
Siemens AG 19 2,598
5,317
Technology — 0.60%
SAP SE 9 980
Total   Germany 11,104
India — 2.95%
Financials — 1.65%
HDFC Bank Ltd. - ADR 38 2,683

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
India — 2.95% - continued
Technology — 1.30%
Infosys Ltd. - ADR 104 $ 2,116
Total   India 4,799
Indonesia — 1.69%
Financials — 1.69%
Bank Rakyat Indonesia Persero Tbk PT - ADR 176 2,739
Total   Indonesia 2,739
Israel — 1.38%
Technology — 1.38%
NICE-Systems Ltd. - ADR
(a)
6 1,165
Wix.com Ltd.
(a)
12 1,086
2,251
Total   Israel 2,251
Italy — 1.97%
Energy — 1.52%
Eni SpA 166 2,477
Financials — 0.45%
Intesa Sanpaolo SpA 329 727
Total   Italy 3,204
Japan — 10.86%
Communications — 1.14%
M3, Inc. 61 1,858
Health Care — 1.92%
Eisai Co. Ltd. - ADR 14 981
Hoya Corp. - ADR 12 1,243
Terumo Corp. - ADR 31 915
3,139
Industrials — 7.13%
Daifuku Co. Ltd. - ADR 40 517
FANUC Corp. - ADR 105 1,572
Keyence Corp. 14 5,793
Kubota Corp. 100 1,470
Recruit Holdings Co. Ltd. - ADR 356 2,268
11,620

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Japan — 10.86% - continued
Technology — 0.67%
Obic Co. Ltd. 7 $ 1,100
Total   Japan 17,717
Korea (Republic of) — 4.99%
Communications — 0.79%
NAVER Corp. 9 1,291
Financials — 1.28%
KB Financial Group, Inc. 52 2,094
Technology — 2.92%
Samsung Electronics Co. Ltd. 100 4,770
Total   Korea (Republic of) 8,155
Netherlands — 11.02%
Consumer Discretionary — 0.76%
Stellantis NV 80 1,241
Financials — 0.64%
ING Groep NV 87 1,051
Technology — 9.62%
Adyen NV
(a)
1 1,525
ASML Holding NV 12 7,014
NXP Semiconductors NV 27 4,748
Wolters Kluwer NV 22 2,411
15,698
Total   Netherlands 17,990
Norway — 2.03%
Energy — 2.03%
Equinor ASA 86 3,311
Total   Norway 3,311
Spain — 3.57%
Consumer Discretionary — 0.86%
Industria de Diseno Textil SA 54 1,399
Energy — 2.33%
Repsol SA 248 3,824

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
Spain — 3.57% - continued
Financials — 0.38%
Banco Santander SA 209 $ 621
Total   Spain 5,844
Sweden — 0.81%
Consumer Discretionary — 0.81%
H&M Hennes & Mauritz AB, Class B 119 1,322
Total   Sweden 1,322
Switzerland — 1.43%
Industrials — 1.43%
ABB Ltd. 73 2,276
Accelleron Industries Ltd.
(a)
3 61
2,337
Total   Switzerland 2,337
Taiwan Province of China — 4.22%
Technology — 4.22%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 83 6,887
Total   Taiwan Province of China 6,887
United Kingdom — 17.39%
Communications — 0.69%
WPP PLC 108 1,127
Consumer Discretionary — 0.90%
Next PLC
(a)
21 1,479
Consumer Staples — 2.73%
Coca-Cola European Partners PLC 53 2,814
Reckitt Benckiser Group PLC 23 1,649
4,463
Energy — 1.79%
BP PLC 486 2,915
Financials — 1.13%
Barclays PLC 587 1,141
London Stock Exchange Group PLC 7 696
1,837
Health Care — 1.90%
AstraZeneca PLC 23 3,096
Materials — 6.18%
Anglo American PLC 93 3,820
Antofagasta PLC 206 3,498

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.17% - continued Shares Fair Value
United Kingdom — 17.39% - continued
Materials — 6.18% - continued
Rio Tinto PLC 41 $ 2,761
10,079
Technology — 2.07%
Experian PLC 97 3,398
Total   United Kingdom 28,394
Total Common Stocks  (Cost $152,988) 161,800
MONEY MARKET FUNDS — 10.48%
First American Government Obligations Fund, Class X, 3.67%
(b)
17,096 17,096
Total Money Market Funds (Cost $17,096) 17,096
Total Investments — 109.65% (Cost $170,084) 178,896
Liabilities in Excess of Other Assets — (9.65)% (15,740)
NET ASSETS — 100.00% $ 163,156
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2022.
ADR - American Depositary Receipt

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
November 30, 2022 - (Unaudited)
COMMON STOCKS — 98.10% Shares Fair Value
Communications — 5.87%
Alphabet, Inc., Class A
(a)
57 $ 5,757
Meta Platforms, Inc., Class A
(a)
23 2,716
Netflix, Inc.
(a)
8 2,444
10,917
Consumer Discretionary — 10.97%
Amazon.com, Inc.
(a)
57 5,503
Aptiv PLC
(a)
12 1,280
Ford Motor Co. 111 1,543
General Motors Co. 28 1,136
Home Depot, Inc. (The) 24 7,775
KB Home 59 1,852
NIKE, Inc., Class B 12 1,316
20,405
Consumer Staples — 2.42%
Costco Wholesale Corp. 4 2,157
General Mills, Inc. 18 1,535
Kimberly-Clark Corp. 6 814
4,506
Energy — 6.94%
ConocoPhillips 21 2,594
Exxon Mobil Corp. 17 1,893
Halliburton Co. 64 2,425
Hess Corp. 20 2,878
Pioneer Natural Resources Co. 8 1,888
Schlumberger Ltd. 24 1,237
12,915
Financials — 10.88%
American Express Co. 24 3,782
Bank of America Corp. 47 1,779
BlackRock, Inc. 6 4,296
First Republic Bank 14 1,787
Goldman Sachs Group, Inc. (The) 11 4,248
JPMorgan Chase & Co. 15 2,072
Prologis, Inc. 12 1,413
T. Rowe Price Group, Inc. 7 874
20,251
Health Care — 10.21%
Abbott Laboratories 15 1,614
Align Technology, Inc.
(a)
7 1,377
Amgen, Inc. 5 1,432
Biogen, Inc.
(a)
6 1,831
DexCom, Inc.
(a)
11 1,279
IDEXX Laboratories, Inc.
(a)
3 1,278
Intuitive Surgical, Inc.
(a)
14 3,784
Johnson & Johnson 5 890

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 98.10% - continued Shares Fair Value
Health Care — 10.21% - continued
Medtronic PLC 16 $ 1,265
Merck & Co., Inc. 21 2,312
Pfizer, Inc. 20 1,003
ResMed, Inc. 4 921
Viatris, Inc. 1 11
18,997
Industrials — 6.71%
3M Co. 7 882
Caterpillar, Inc. 11 2,601
Eaton Corp. PLC 11 1,798
HEICO Corp. 8 1,298
Norfolk Southern Corp. 4 1,026
Rockwell Automation, Inc. 12 3,170
United Parcel Service, Inc., Class B 9 1,708
12,483
Materials — 2.42%
Nucor Corp. 30 4,499
Technology — 41.68%
Adobe, Inc.
(a)
9 3,104
Advanced Micro Devices, Inc.
(a)
81 6,288
Apple, Inc. 106 15,692
Autodesk, Inc.
(a)
10 2,020
Cisco Systems, Inc. 38 1,889
Intel Corp. 41 1,233
Microsoft Corp. 42 10,716
MSCI, Inc. 10 5,078
NVIDIA Corp. 54 9,138
Oracle Corp. 38 3,155
PayPal Holdings, Inc.
(a)
36 2,823
QUALCOMM, Inc. 15 1,897
Salesforce.com, Inc.
(a)
30 4,808
Texas Instruments, Inc. 25 4,512
Visa, Inc., Class A 24 5,208
77,561
Total Common Stocks  (Cost $155,095) 182,534
MONEY MARKET FUNDS — 7.34%
First American Government Obligations Fund, Class X, 3.67%
(b)
13,652 13,652
Total Money Market Funds (Cost $13,652) 13,652
Total Investments — 105.44% (Cost $168,747) 196,186
Liabilities in Excess of Other Assets — (5.44)% (10,122)
NET ASSETS — 100.00% $ 186,064

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2022.

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments
November 30, 2022 - (Unaudited)
COMMON STOCKS — 98.26% Shares Fair Value
Communications — 0.47%
8X8, Inc.
(a)
199 $ 852
Consumer Discretionary — 16.70%
Abercrombie & Fitch Co., Class A
(a)
36 863
Builders FirstSource, Inc.
(a)
62 3,963
Domino's Pizza, Inc. 2 777
Freshpet, Inc.
(a)
44 2,949
Gap, Inc. (The) 71 1,032
Goodyear Tire & Rubber Co. (The)
(a)
69 774
Hibbett, Inc. 19 1,267
M.D.C. Holdings, Inc. 32 1,038
M/I Homes, Inc.
(a)
39 1,762
National Vision Holdings, Inc.
(a)
28 1,133
Papa John's International, Inc. 32 2,664
Pool Corp. 5 1,647
Rent-A-Center, Inc. 31 747
Revolve Group, Inc.
(a)
96 2,536
Scotts Miracle-Gro Co. (The) 14 783
Shake Shack, Inc., Class A
(a)
25 1,315
Six Flags Entertainment Corp.
(a)
52 1,253
Taylor Morrison Home Corp.
(a)
36 1,094
Thor Industries, Inc. 11 948
Urban Outfitters, Inc.
(a)
40 1,158
Wolverine World Wide, Inc. 58 650
30,353
Consumer Staples — 1.06%
Boston Beer Company, Inc. (The), Class A
(a)
5 1,922
Energy — 5.21%
ChampionX Corp. 130 4,009
Helmerich & Payne, Inc. 12 613
Oceaneering International, Inc.
(a)
99 1,504
Ovintiv, Inc. 60 3,346
9,472
Financials — 9.94%
Cadence Bank 34 981
Evercore Partners, Inc., Class A 19 2,188
First Merchants Corp. 56 2,475
Focus Financial Partners, Inc., Class A
(a)
46 1,755
Independent Bank Corp. 23 2,082
Moelis & Co., Class A 39 1,686
Piper Sandler Cos. 18 2,586
Stifel Financial Corp. 26 1,671
SVB Financial Group
(a)
5 1,159
Umpqua Holdings Corp. 73 1,480
18,063

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 98.26% - continued Shares Fair Value
Health Care — 21.89%
Agios Pharmaceuticals, Inc.
(a)
45 $ 1,356
Align Technology, Inc.
(a)
11 2,163
Alkermes PLC
(a)
14 347
Anika Therapeutics
(a)
82 2,586
Avid Bioservices, Inc.
(a)
47 736
BioCryst Pharmaceuticals, Inc.
(a)
74 989
Charles River Laboratories International, Inc.
(a)
5 1,143
CONMED Corp. 55 4,557
Exact Sciences Corp.
(a)
29 1,304
Haemonetics Corp.
(a)
41 3,498
Halozyme Therapeutics, Inc.
(a)
35 2,004
ImmunoGen, Inc.
(a)
231 1,199
Ironwood Pharmaceuticals, Inc.
(a)
85 1,029
Ligand Pharmaceuticals, Inc., Class B
(a)
13 948
Medpace Holdings, Inc.
(a)
15 3,148
Myriad Genetics, Inc.
(a)
55 1,114
NanoString Technologies, Inc.
(a)
73 510
Neurocrine Biosciences Inc.
(a)
11 1,398
OmniAb, Inc.
(a)
63 223
OmniAb, Inc. - Earnout Shares
(a)
4 —
OmniAb, Inc. - Earnout Shares
(a)
4 —
PTC Therapeutics, Inc.
(a)
33 1,369
Shockwave Medical, Inc.
(a)
4 1,014
Twist Bioscience Corp.
(a)
29 793
Vericel Corp.
(a)
38 868
WillScot Mobile Mini Holdings Corp.
(a)
114 5,495
39,791
Industrials — 14.41%
Advanced Energy Industries, Inc. 47 4,354
Alarm.com Holdings, Inc.
(a)
36 1,796
Cactus, Inc., Class A 83 4,515
Casella Waste Systems, Inc., Class A
(a)
31 2,669
Chart Industries, Inc.
(a)
18 2,574
Columbus McKinnon Corp. 57 1,837
H&E Equipment Services, Inc. 47 1,971
HEICO Corp. 6 974
Lincoln Electric Holdings, Inc. 14 2,070
Mercury Systems, Inc.
(a)
32 1,626
Montrose Environmental Group Inc.
(a)
39 1,800
26,186
Materials — 5.27%
Alcoa Corp. 56 2,808
Cleveland-Cliffs, Inc.
(a)
100 1,548
Steel Dynamics, Inc. 15 1,559
UFP Industries, Inc. 26 2,128

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 98.26% - continued Shares Fair Value
Materials — 5.27% - continued
Worthington Industries, Inc. 27 $ 1,532
9,575
Real Estate — 1.07%
Macerich Co. (The) 153 1,943
Technology — 22.24%
Allscripts Healthcare Solutions, Inc.
(a)
261 4,942
Alteryx, Inc., Class A
(a)
44 1,973
Azenta, Inc. 27 1,626
Box, Inc., Class A
(a)
34 933
Cerence, Inc.
(a)
32 656
Ceridian HCM Holding, Inc.
(a)
16 1,095
Diodes, Inc.
(a)
62 5,718
Donnelley Financial Solutions, Inc.
(a)
38 1,451
Dropbox, Inc., Class A
(a)
38 895
Five9, Inc.
(a)
8 513
Knowles Corp.
(a)
112 1,747
Liveperson, Inc.
(a)
58 681
Manhattan Associates, Inc.
(a)
6 756
Momentive Global, Inc.
(a)
203 1,610
Omnicell, Inc.
(a)
22 1,135
Paycom Software, Inc.
(a)
6 2,035
Paylocity Holdings Corp.
(a)
34 7,405
Pegasystems, Inc. 14 508
Qualys, Inc.
(a)
6 740
SPS Commerce, Inc.
(a)
7 996
Synaptics, Inc.
(a)
7 742
Tenable Holdings, Inc.
(a)
14 535
Vicor Corp.
(a)
32 1,728
40,420
Total Common Stocks (Cost $169,441) 178,577
MONEY MARKET FUNDS — 7.47%
First American Government Obligations Fund, Class X, 3.67%
(b)
13,583 13,583
Total Money Market Funds (Cost $13,583) 13,583
Total Investments — 105.73% (Cost $183,024) 192,160
Liabilities in Excess of Other Assets — (5.73)% (10,414)
NET ASSETS — 100.00% $ 181,746
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2022.

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.14% Shares Fair Value
Argentina — 1.00%
Consumer Discretionary — 1.00%
MercadoLibre , Inc.
(a)
2 $ 1,863
Total   Argentina 1,863
Australia — 1.65%
Energy — 0.05%
Woodside Energy Group Ltd. 4 101
Materials — 1.60%
BHP Group Ltd. 26 803
OZ Minerals Ltd. 77 1,434
Rio Tinto Ltd. 10 744
2,981
Total   Australia 3,082
Brazil — 0.34%
Materials — 0.34%
Vale SA - ADR 38 627
Total   Brazil 627
Canada — 1.46%
Industrials — 0.88%
Canadian Pacific Railway Ltd. 20 1,638
Materials — 0.58%
Hudbay Minerals, Inc. 90 509
Lundin Mining Corp. 93 572
1,081
Total   Canada 2,719
China — 0.77%
Communications — 0.49%
Tencent Holdings Ltd. - ADR 24 907
Consumer Discretionary — 0.28%
Alibaba Group Holding Ltd. - ADR
(a)
6 525
Total   China 1,432
France — 4.69%
Consumer Discretionary — 1.12%
Kering SA - ADR 35 2,086
Energy — 0.88%
TotalEnergies SE 26 1,634
Financials — 0.69%
BNP Paribas SA 23 1,280
Health Care — 0.43%
Sanofi 9 811

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.14% - continued Shares Fair Value
France — 4.69% - continued
Technology — 1.57%
Dassault Systems SE 80 $ 2,924
Total   France 8,735
Germany — 2.57%
Consumer Discretionary — 1.5 4%
adidas AG 7 892
Mercedes-Benz Group AG 21 1,409
Sixt SE 6 575
2,876
Industrials — 1.0 3%
MTU Aero Engines AG 3 626
Siemens AG 9 1,230
Siemens Energy AG 4 66
1,922
Total   Germany 4,798
Hong Kong — 0.46%
Health Care — 0.46%
Sino Biopharmaceutical Ltd. - ADR 75 865
Total   Hong Kong 865
India — 0.71%
Technology — 0.71%
Infosys Ltd. - ADR 65 1,323
Total   India 1,323
Italy — 1.06%
Energy — 0.60%
Eni SpA 75 1,119
Financials — 0.46%
Intesa Sanpaolo SpA 390 862
Total   Italy 1,981
Japan — 2.91%
Industrials — 2.91%
Daifuku Co. Ltd. - ADR 42 543
FANUC Corp. - ADR 99 1,482
SMC Corp. - ADR 98 2,233
Yaskawa Electric Corp. - ADR 18 1,182
5,440
Total   Japan 5,440
Korea (Republic of) — 2.32%
Financials — 0.45%
KB Financial Group, Inc. 21 845

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.14% - continued Shares Fair Value
Korea (Republic of) — 2.32% - continued
Technology — 1.87%
Samsung Electronics Co. Ltd. - GDR 3 $ 3,489
Total   Korea (Republic of) 4,334
Netherlands — 3.11%
Financials — 0.60%
ING Groep NV 93 1,123
Technology — 2.51%
ASML Holding NV 8 4,677
Total   Netherlands 5,800
Spain — 0.7 6%
Financials — 0.7 6%
Banco Bilbao Vizcaya Argentaria SA 142 830
Banco Santander SA 198 588
1,418
Total   Spain 1,418
Sweden — 0.52%
Consumer Discretionary — 0.52%
Autoliv , Inc. 11 972
Total   Sweden 972
Switzerland — 0.62%
Health Care — 0.62%
Novartis AG 13 1,149
Total   Switzerland 1,149
Taiwan Province of China — 3.02%
Technology — 3.02%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 68 5,643
Total   Taiwan Province of China 5,643
United Kingdom — 2.8 2%
Consumer Discretionary — 0.58%
Capri Holding Ltd.
(a)
19 1,090
Consumer Staples — 0.08%
Haleon PLC
(a)
44 151
Energy — 1.2 6%
BP PLC 148 888
Shell PLC 50 1,472
2,360
Health Care — 0.90%
AstraZeneca PLC 8 1,077

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.14% - continued Shares Fair Value
United Kingdom — 2.82% - continued
Health Care — 0.90% - continued
GlaxoSmithKline PLC 35 $ 594
1,671
Total   United Kingdom 5,272
United States — 68.33%
Communications — 6.4 5%
Alphabet, Inc., Class A
(a)
80 8,080
Meta Platforms, Inc., Class A
(a)
11 1,299
Netflix, Inc.
(a)
4 1,222
Uber Technologies, Inc.
(a)
29 845
Walt Disney Co. (The)
(a)
6 587
12,033
Consumer Discretionary — 4.48%
Amazon.com, Inc.
(a)
43 4,152
Home Depot, Inc. (The) 8 2,592
Starbucks Corp. 7 715
Toll Brothers, Inc. 19 910
8,369
Consumer Staples — 4.19%
Costco Wholesale Corp. 6 3,236
Procter & Gamble Co. (The) 13 1,939
Target Corp. 4 668
Walmart, Inc. 13 1,981
7,824
Energy — 3.71%
Chevron Corp. 11 2,017
Exxon Mobil Corp. 16 1,781
Marathon Oil Corp. 45 1,378
Schlumberger Ltd. 34 1,753
6,929
Financials — 7.8 3%
American Express Co. 13 2,049
Bank of America Corp. 25 946
BlackRock, Inc. 4 2,864
Goldman Sachs Group, Inc. (The) 5 1,931
Jefferies Financial Group, Inc. 25 950
JPMorgan Chase & Co. 14 1,935
Morgan Stanley 29 2,699
T. Rowe Price Group, Inc. 10 1,249
14,623
Health Care — 8.9 7%
Abbott Laboratories 9 968
Align Technology, Inc.
(a)
7 1,377
Danaher Corp. 5 1,367
Edwards LifeSciences Corp.
(a)
9 695

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.14% - continued Shares Fair Value
United States — 68.33% - continued
Health Care — 8.97% - continued
Eli Lilly & Co. 11 $ 4,081
Exact Sciences Corp.
(a)
14 629
Intuitive Surgical, Inc.
(a)
9 2,435
Merck & Co., Inc. 13 1,432
PTC Therapeutics, Inc.
(a)
15 622
Sarepta Therapeutics, Inc.
(a)
5 614
Stryker Corp. 6 1,403
Thermo Fisher Scientific, Inc. 2 1,120
16,743
Industrials — 4.8 2%
A.O. Smith Corp. 11 668
AeroVironment , Inc.
(a)
14 1,289
Boeing Co. (The)
(a)
5 894
Carrier Global Corp. 6 266
Cummins, Inc. 4 1,005
Deere & Co. 4 1,764
IDEX Corp. 3 712
Lennox International, Inc. 3 781
Otis Worldwide Corp. 3 234
Raytheon Technologies Corp. 6 592
Rockwell Automation, Inc. 3 793
8,998
Materials — 1.00%
Cleveland-Cliffs, Inc.
(a)
69 1,068
Materion Corp. 10 806
1,874
Technology — 26. 90%
Adobe, Inc.
(a)
10 3,449
Advanced Micro Devices, Inc.
(a)
17 1,320
Apple, Inc. 66 9,770
Autodesk, Inc.
(a)
9 1,818
Block, Inc., Class A
(a)
12 813
DocuSign, Inc.
(a)
15 706
Intuit, Inc. 2 815
MasterCard, Inc., Class A 8 2,852
Microsoft Corp. 35 8,930
NVIDIA Corp. 44 7,445
Oracle Corp. 38 3,155
Paycom Software, Inc.
(a)
6 2,035
PayPal Holdings, Inc.
(a)
13 1,019
Salesforce.com, Inc.
(a)
16 2,564
ServiceNow , Inc.
(a)
2 833
Visa, Inc., Class A 10 2,170

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.14% - continued Shares Fair Value
United States — 68.33% - continued
Technology — 26.90% - continued
Zoom Video Communications, Inc., Class A
(a)
7 $ 528
50,222
Total   United States 127,615
Total Common Stocks (Cost $156,371) 185,068
MONEY MARKET FUNDS — 0.66%
First American Government Obligations Fund, Class X, 3.67%
(b)
1,229 1,229
Total Money Market Funds (Cost $1,229) 1,229
Total Investments — 99.80% (Cost $157,600) 186,297
Other Assets in Excess of Liabilities — 0.20% 370
NET ASSETS — 100.00% $ 186,667
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2022.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.23% Shares Fair Value
Argentina — 1.00%
Consumer Discretionary — 1.00%
MercadoLibre, Inc.
(a)
2 $ 1,862
Total   Argentina 1,862
Australia — 1.58%
Materials — 1.58%
OZ Minerals Ltd. 70 1,303
Rio Tinto Ltd. 22 1,637
2,940
Total   Australia 2,940
Canada — 1.08%
Industrials — 0.75%
Canadian Pacific Railway Ltd. 17 1,392
Materials — 0.33%
Lundin Mining Corp. 100 616
Total   Canada 2,008
China — 0.67%
Communications — 0.39%
Tencent Holdings Ltd. - ADR 19 718
Consumer Discretionary — 0.28%
Alibaba Group Holding Ltd. - ADR
(a)
6 525
Total   China 1,243
Colombia — 0.61%
Energy — 0.61%
Ecopetrol SA - ADR 116 1,145
Total   Colombia 1,145
France — 3.84%
Consumer Discretionary — 1.05%
Kering SA - ADR 33 1,968
Financials — 0.69%
BNP Paribas SA 23 1,280
Health Care — 0.53%
Sanofi 11 991
Technology — 1.57%
Dassault Systems SE 80 2,924
Total   France 7,163
Germany — 2 .49%
Consumer Discretionary — 1.65%
adidas AG 8 1,019
Mercedes-Benz Group AG 22 1,476

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.23% - continued Shares Fair Value
Germany — 2.49% - continued
Consumer Discretionary — 1.65% - continued
Sixt SE 6 $ 575
3,070
Industrials — 0.8 4%
Siemens AG 11 1,504
Siemens Energy AG 4 66
1,570
Total   Germany 4,640
Hong Kong — 0.47%
Health Care — 0.47%
Sino Biopharmaceutical Ltd. - ADR 76 876
Total   Hong Kong 876
India — 0.51%
Technology — 0.51%
Infosys Ltd. - ADR 47 956
Total   India 956
Italy — 0.94%
Energy — 0.49%
Eni SpA 61 910
Financials — 0.45%
Intesa Sanpaolo SpA 380 840
Total   Italy 1,750
Japan — 1.9 9%
Industrials — 1.99%
Daifuku Co. Ltd. - ADR 43 556
FANUC Corp. - ADR 92 1,377
Yaskawa Electric Corp. - ADR 27 1,773
3,706
Total   Japan 3,706
Korea (Republic of) — 1.75%
Financials — 0.50%
KB Financial Group, Inc. 23 926
Technology — 1.25%
Samsung Electronics Co. Ltd. - GDR 2 2,326
Total   Korea (Republic of) 3,252
Netherlands — 2.51%
Technology — 2.51%
ASML Holding NV 8 4,677
Total   Netherlands 4,677

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.23% - continued Shares Fair Value
Spain — 0.76%
Financials — 0.76%
Banco Bilbao Vizcaya Argentaria SA 137 $ 801
Banco Santander SA 208 618
1,419
Total   Spain 1,419
Sweden — 0.47%
Consumer Discretionary — 0.47%
Autoliv, Inc. 10 884
Total   Sweden 884
Switzerland — 0.70%
Industrials — 0.70%
ABB Ltd. 41 1,272
Accelleron Industries Ltd.
(a)
2 41
1,313
Total   Switzerland 1,313
Taiwan Province of China — 2.98%
Technology — 2.98%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 67 5,560
Total   Taiwan Province of China 5,560
United Kingdom — 4.11%
Consumer Discretionary — 0.46%
Capri Holding Ltd.
(a)
15 860
Consumer Staples — 0.70%
Unilever PLC 26 1,300
Energy — 1.54%
BP PLC 479 2,873
Health Care — 0.72%
AstraZeneca PLC 10 1,346
Materials — 0.69%
Antofagasta PLC 76 1,291
Total   United Kingdom 7,670
United States — 70.76%
Communications — 6.40%
Alphabet, Inc., Class A
(a)
80 8,079
Meta Platforms, Inc., Class A
(a)
11 1,299
Netflix, Inc.
(a)
4 1,222
Uber Technologies, Inc.
(a)
26 758
Walt Disney Co. (The)
(a)
6 587
11,945
Consumer Discretionary — 4.50%
Amazon.com, Inc.
(a)
43 4,151

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.23% - continued Shares Fair Value
United States — 70.76% - continued
Consumer Discretionary — 4.50% - continued
Home Depot, Inc. (The) 8 $ 2,592
NIKE, Inc., Class B 8 878
Toll Brothers, Inc. 16 767
8,388
Consumer Staples — 4.43%
Costco Wholesale Corp. 5 2,696
PepsiCo, Inc. 11 2,041
Procter & Gamble Co. (The) 14 2,089
Target Corp. 4 668
Walmart, Inc. 5 762
8,256
Energy — 3.44%
Exxon Mobil Corp. 39 4,343
Schlumberger Ltd. 40 2,062
6,405
Financials — 7.84%
American Express Co. 14 2,206
Bank of America Corp. 20 757
BlackRock, Inc. 4 2,864
Goldman Sachs Group, Inc. (The) 5 1,931
Jefferies Financial Group, Inc. 20 760
JPMorgan Chase & Co. 14 1,935
Morgan Stanley 26 2,419
T. Rowe Price Group, Inc. 14 1,749
14,621
Health Care — 11.23%
Abbott Laboratories 9 968
Align Technology, Inc.
(a)
7 1,377
Danaher Corp. 5 1,367
Edwards LifeSciences Corp.
(a)
9 695
Eli Lilly & Co. 13 4,825
Exact Sciences Corp.
(a)
17 764
Intuitive Surgical, Inc.
(a)
9 2,434
Merck & Co., Inc. 19 2,092
PTC Therapeutics, Inc.
(a)
14 581
Sarepta Therapeutics, Inc.
(a)
5 614
Stryker Corp. 6 1,403
Thermo Fisher Scientific, Inc. 4 2,241
Vertex Pharmaceuticals, Inc.
(a)
5 1,582
20,943
Industrials — 5.03%
A.O. Smith Corp. 17 1,033
Cummins, Inc. 4 1,005
Deere & Co. 4 1,764
HEICO Corp. 10 1,623

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
COMMON STOCKS — 99.23% - continued Shares Fair Value
United States — 70.76% - continued
Industrials — 5.03% - continued
Lennox International, Inc. 3 $ 781
Rockwell Automation, Inc. 9 2,378
Xylem, Inc. 7 786
9,370
Materials — 0.65%
Cleveland-Cliffs, Inc.
(a)
78 1,207
Technology — 27.2 5%
Adobe, Inc.
(a)
10 3,448
Advanced Micro Devices, Inc.
(a)
19 1,475
Apple, Inc. 66 9,770
Autodesk, Inc.
(a)
7 1,414
Block, Inc., Class A
(a)
12 813
DocuSign, Inc.
(a)
12 565
Intuit, Inc. 2 815
MasterCard, Inc., Class A 7 2,495
Microsoft Corp. 35 8,929
NVIDIA Corp. 44 7,446
Oracle Corp. 41 3,404
Paycom Software, Inc.
(a)
6 2,035
PayPal Holdings, Inc.
(a)
12 941
Salesforce.com, Inc.
(a)
17 2,724
ServiceNow, Inc.
(a)
2 833
Visa, Inc., Class A 15 3,255
Zoom Video Communications, Inc., Class A
(a)
6 453
50,815
Total   United States 131,950
Total Common Stocks (Cost $155,559) 185,014
MONEY MARKET FUNDS — 0.57%
First American Government Obligations Fund, Class X, 3.67%
(b)
1,054 1,054
Total Money Market Funds (Cost $1,054) 1,054
Total Investments — 99.80% (Cost $156,613) 186,068
Other Assets in Excess of Liabilities — 0.20% 376
NET ASSETS — 100.00% $ 186,444
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2022.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments
November 30, 2022 - (Unaudited)
CORPORATE BONDS — 27.48%
Principal
Amount Fair Value
Communications — 3.43%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 94,695
Consumer Staples — 3.83%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 105,793
Financials — 6.89%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 92,824
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 97,603
190,427
Health Care — 2.61%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 71,969
Industrials — 2.91%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 80,288
Real Estate — 1.41%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 50,000 38,991
Technology — 6.40%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 84,792
Oracle Corp., 3.25%, 11/15/2027 100,000 91,986
176,778
Total Corporate Bonds (Cost $894,775) 758,941
U.S. GOVERNMENT & AGENCIES — 40.67%
Principal
Amount Fair Value
United States Treasury Note, 1.50% , 9/30/2024 109,700 104,026
United States Treasury Note, 2.63% , 2/15/2029 301,100 280,941
United States Treasury Note, 4.50% , 2/15/2036 490,000 532,598
United States Treasury Bond, 4.63% , 2/15/2040 187,300 205,181
Total U.S. Government & Agencies (Cost $1,339,668) 1,122,746
EXCHANGE-TRADED FUNDS — 27.82% Shares Fair Value
iShares Broad USD High Yield Corporate Bond ETF 7,880 279,346
iShares MBS ETF 5,201 488,842
Total Exchange-Traded Funds (Cost $848,987) 768,188
MONEY MARKET FUNDS - 3.33%
First American Government Obligations Fund, Class X, 3.67%
(a)
92,092 92,092
Total Money Market Funds (Cost $92,092) 92,092
Total Investments — 99.30% (Cost $3,175,522) 2,741,967
Other Assets in Excess of Liabilities — 0.70% 19,457
NET ASSETS — 100.00% $ 2,761,424
(a) Rate disclosed is the seven day effective yield as of November 30, 2022.

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments
November 30, 2022 - (Unaudited)
CORPORATE BONDS — 27.63%
Principal
Amount Fair Value
Communications — 3.45%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 94,695
Consumer Staples — 3.85%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 105,793
Financials — 6.93%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 92,824
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 97,603
190,427
Health Care — 2.62%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 71,969
Industrials — 2.92%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 80,288
Real Estate — 1.42%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 50,000 38,991
Technology — 6.44%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 84,792
Oracle Corp., 3.25%, 11/15/2027 100,000 91,986
176,778
Total Corporate Bonds (Cost $894,775) 758,941
U.S. GOVERNMENT & AGENCIES — 40.60%
Principal
Amount Fair Value
United States Treasury Note, 1.50% , 9/30/2024 109,900 104,216
United States Treasury Note, 2.63% , 2/15/2029 286,700 267,505
United States Treasury Note, 4.50% , 2/15/2036 495,000 538,033
United States Treasury Bond, 4.63% , 2/15/2040 187,100 204,962
Total U.S. Government & Agencies (Cost $1,330,574) 1,114,716
EXCHANGE-TRADED FUNDS — 28.40% Shares Fair Value
iShares MBS ETF 5,156 484,612
Nuveen ESG High Yield Corporate Bond ETF 14,200 295,431
Total Exchange-Traded Funds (Cost $868,804) 780,043
MONEY MARKET FUNDS - 2.67%
First American Government Obligations Fund, Class X, 3.67%
(a)
73,395 73,395
Total Money Market Funds (Cost $73,395) 73,395
Total Investments — 99.30% (Cost $3,167,548) 2,727,095
Other Assets in Excess of Liabilities — 0.70% 19,356
NET ASSETS — 100.00% $ 2,746,451
(a) Rate disclosed is the seven day effective yield as of November 30, 2022.

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)

Tactical Multi-Purpose Fund
Schedule of Investments
November 30, 2022 - (Unaudited)
MONEY MARKET FUNDS — 124.48% Shares Fair Value
First American Government Obligations Fund, Class X, 3.67%
(a)
30,629 $ 30,629
Total Money Market Funds (Cost $30,629) 30,629
Total Investments — 124.48% (Cost $30,629) 30,629
Liabilities in Excess of Other Assets — (24.48)% (6,023)
NET ASSETS — 100.00% $ 24,606
(a) Rate disclosed is the seven day effective yield as of November 30, 2022.